Goodwill And Other Intangible Assets	12 Months Ended
Oct. 31, 2012
Goodwill And Other Intangible Assets [Abstract]
Goodwill And Other Intangible Assets

(5) Goodwill and Other Intangible Assets

Goodwill Impairment Charge

In connection with the acquisition of Applied Optical Systems, Inc. ("AOS") on October 31, 2009, the Company recorded goodwill in the amount of $5,580,250 which was capitalized as part of the purchase price allocation process. The Company performed its annual impairment analysis as of April 30, 2010. The impairment analysis compared the Company's current market capitalization to its book value (including goodwill) in determining there was a potential impairment of goodwill. The implied fair value of reporting unit goodwill was estimated using primarily the trading price of the Company's common stock (Level 2 inputs) and compared to the carrying amount of goodwill, and in the Company's judgment, based on this analysis, it was appropriate to write-off the carrying value of the goodwill on the consolidated balance sheet. As a result, the Company recorded a non-recurring, non-cash net impairment charge in the amount of $5,580,250 to write-off the carrying value of goodwill during the Company's fiscal year 2010. This $5,580,250 net impairment charge during fiscal year 2010 consisted of: (i) a goodwill impairment charge of $6,246,304 that was recorded by the Company during the second quarter of fiscal year 2010, and (ii) a $666,054 reversal of the goodwill impairment charge associated with a purchase accounting adjustment in connection with the AOS acquisition that was recorded by the Company during the fourth quarter of fiscal year 2010. The purchase accounting adjustment made during the fourth quarter of fiscal year 2010 was primarily the result of the Company's adjustment to the valuation of certain deferred tax assets acquired in the purchase of AOS, and was not a result of a re-evaluation of the goodwill impairment recorded during the second quarter of fiscal year 2010.

Acquired Intangible Assets

Following is a summary of acquired intangible assets as of October 31, 2012 and 2011, which were acquired in connection with the acquisitions of SMP Data Communications and AOS, excluding assets written-off as impaired:

	October 31, 2012
		Weighted-
	Gross	average
	carrying	amortization	Accumulated
	amount	period in years	amortization
Amortizing intangible assets:
Developed technology	$2,373,447	1.3	$(2,310,155)
Customer list	96,355	2.0	(57,813)
Total	$2,469,802		$(2,367,968)

	October 31, 2011
		Weighted-
	Gross	average
	carrying	amortization	Accumulated
	amount	period in years	amortization
Amortizing intangible assets:
Developed technology	$2,373,447	1.9	$(2,195,924)
Customer list	96,355	3.0	(38,542)
Total	$2,469,802		$(2,234,466)

Aggregate amortization expense for amortizing intangible assets was $134,201, $430,807 and $587,233 for the years ended October 31, 2012, 2011 and 2010, respectively. Estimated amortization expense for the next two years (the acquired intangible assets will be fully amortized in fiscal year 2014) is: $67,434 in fiscal year 2013 and $34,400 in fiscal year 2014. Amortization of intangible assets is calculated using an accelerated method or a straight-line method over the estimated useful lives of the intangible assets.